Offerings	Jul. 31, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Offering Note
(1)
The Ordinary Shares are being registered in connection with issuances from time to time of Ordinary Shares either independently of or following the conversion of Contingent Convertible Preferred Securities. American Depositary Shares evidenced by American Depositary Receipts issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate Registration Statement on Form
F-6
(File
No. 333-142862).

(2)
In accordance with Rules 456(b) and 457(r) under the U.S. Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee in connection with the securities registered hereby. Registration fees will be paid subsequently on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Omitted pursuant to General Instruction I.C to Form
F-3.
An unspecified initial offering price, aggregate number of, principal amount of or liquidation preference of, as applicable, the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights to Subscribe for Ordinary Shares
Offering Note
(2)
In accordance with Rules 456(b) and 457(r) under the U.S. Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee in connection with the securities registered hereby. Registration fees will be paid subsequently on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Omitted pursuant to General Instruction I.C to Form
F-3.
An unspecified initial offering price, aggregate number of, principal amount of or liquidation preference of, as applicable, the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Preferred Debt Securities
Offering Note
(2)
In accordance with Rules 456(b) and 457(r) under the U.S. Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee in connection with the securities registered hereby. Registration fees will be paid subsequently on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Omitted pursuant to General Instruction I.C to Form
F-3.
An unspecified initial offering price, aggregate number of, principal amount of or liquidation preference of, as applicable, the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Non-Preferred Debt Securities
Offering Note
(2)
In accordance with Rules 456(b) and 457(r) under the U.S. Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee in connection with the securities registered hereby. Registration fees will be paid subsequently on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Omitted pursuant to General Instruction I.C to Form
F-3.
An unspecified initial offering price, aggregate number of, principal amount of or liquidation preference of, as applicable, the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering Note
(2)
In accordance with Rules 456(b) and 457(r) under the U.S. Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee in connection with the securities registered hereby. Registration fees will be paid subsequently on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Omitted pursuant to General Instruction I.C to Form
F-3.
An unspecified initial offering price, aggregate number of, principal amount of or liquidation preference of, as applicable, the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	Contingent Convertible Preferred Securities
Offering Note
(2)
In accordance with Rules 456(b) and 457(r) under the U.S. Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee in connection with the securities registered hereby. Registration fees will be paid subsequently on a pay-as-you-go
basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Omitted pursuant to General Instruction I.C to Form
F-3.
An unspecified initial offering price, aggregate number of, principal amount of or liquidation preference of, as applicable, the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.